OTHER (INCOME) EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Other (Income) Expense, Net
Other (income) expense, net consists of:

	2012	2011	2010

North America [a]
Impairment of long-lived assets	$2	$7	$7
Re-measurement gain of STT	(35)	—	—
Settlement agreement	—	11	—
Insurance proceeds	—	(15)	—
Restructuring charges	—	—	32

	(33)	3	39

Europe [b]
Restructuring charges	55	—	—
Impairment of long-lived assets	23	14	16
Loss on disposal of facility	—	129	—
Customer bankruptcy	—	11	—

	78	154	16

Rest of World [c]
Gain on disposal of facility	—	—	(14)

Corporate [d]
Re-measurement gain of E-Car	(153)	—	—
Write down of real estate	—	9	—
Gain on sale of investment	—	(10)	—
Gain on deconsolidation of E-Car	—	—	(16)

	(153)	(1)	(16)

	$(108)	$156	$25

[a]	North America

For the year ended December 31, 2012

In conjunction with its annual business planning cycle, during the fourth quarter of 2012 the Company recorded long-lived asset impairment charges of $2 million [$1 million after tax] in North America related to specific fixed assets at a metal fabricating facility in the United States.

On October 26, 2012, the Company acquired the remaining 50% interest in STT Technologies Inc. [“STT”] for cash consideration of $55 million. STT is a manufacturer of automotive pumps with operations in Canada and Mexico. Prior to the acquisition, the Company accounted for this investment using the equity method of accounting.

The incremental investment in STT was accounted for under the business acquisition method of accounting as a step acquisition which requires that Magna re-measures its pre-existing investment in STT at fair value and recognize any gains or losses in income. The estimated fair value of Magna’s investment immediately before the closing date was $55 million, which resulted in the recognition of a non-cash gain of $35 million [$35 million after tax].

For the year ended December 31, 2011

During the third quarter of 2011, a settlement agreement was finalized in connection with the settlement of certain patent infringement and other claims. The Company recorded an $11 million expense in the third quarter of 2011 in relation to these arrangements.

During the fourth quarter of 2011, the Company recorded long-lived asset impairment charges of $7 million [$7 million after tax] related to a roof systems facility in the United States.

During the fourth quarter of 2011, the Company received proceeds pursuant to an insurance claim for fire damages related to an interior systems facility in the United States. The proceeds received were $15 million in excess of the damaged assets’ net book value and the losses previously recognized, and was recorded in income.

For the year ended December 31, 2010

During the fourth quarter of 2010, the Company recorded long-lived asset impairment charges of $7 million [$5 million after tax] related to a die casting facility in Canada.

In addition, during 2010, the Company recorded restructuring and rationalization costs of $32 million [$27 million after tax] related to the planned closure of a powertrain systems facility and two body & chassis systems facilities in the United States, approximately $7 million remains to be paid subsequent to 2012.

[b]	Europe

For the year ended December 31, 2012

As a result of continuing economic uncertainty in Europe, recent customer announcements related to plant closures, the profitability of certain facilities and the level of future booked business, management determined that restructuring would have to be completed in its traditional European markets in order to remain cost competitive over the long-term. As a result, during the fourth quarter of 2012, the Company recorded restructuring charges of $55 million [$53 million after tax] in Europe primarily at its exterior and interior systems and complete vehicle and engineering services operations.

Substantially all of these restructuring costs will be paid subsequent to 2012.

During the fourth quarter of 2012, the Company recorded long-lived asset impairment charges of $23 million [$22 million after tax] primarily related to exterior and interior systems facilities.

For the year ended December 31, 2011

During the third quarter of 2011, the Company sold an interior systems operation located in Germany and recorded a loss on disposal of $113 million. This operation, whose long-lived assets were substantially impaired in 2010, had a history of losses which were projected to continue throughout the business planning period. Under the terms of the 2011 sale arrangements [the “SPA”], the Company agreed to fund the buyer $67 million, to be satisfied with certain working capital items, cash and the assumption of certain liabilities. The remaining net assets of the operation of $26 million were assigned no value by the buyer and accordingly, were expensed as part of the total loss on disposal. Simultaneously, the Company reached a commercial settlement with one of the facility’s customers regarding the cancellation of certain production orders whereby the Company reimbursed the customer costs of $20 million.

Final settlement of the SPA did not occur during 2011 and in the fourth quarter of 2011 an additional $16 million was accrued in relation to the ongoing disputes with the purchaser bringing the total loss on disposal to $129 million.

As more fully described in note 6, on June 4, 2012, the Company re-acquired the above operation.

During the fourth quarter of 2011, the Company recorded long-lived asset impairment charges of $14 million [$13 million after tax] related to various facilities in Europe.

During the fourth quarter of 2011, the Company recorded an $11 million charge related to the insolvency of Saab.

For the year ended December 31, 2010

During the fourth quarter of 2010, the Company recorded long-lived asset impairment charges of $16 million [$16 million after tax] related to an interior systems facility in Germany.

[c]	Rest of World

For the year ended December 31, 2010

During the first quarter of 2010, the Company sold its interest in an electronics systems joint venture in China for proceeds of $30 million and recognized a $14 million gain on disposal.

[d]	Corporate

For the year ended December 31, 2012

On August 31, 2012, the Company acquired the controlling 27% interest in the Magna E-Car Systems L.P. [“E-Car”] partnership from a company affiliated with the Stronach Group for cash consideration of $75 million. The purchase was reviewed, negotiated and approved by the Company’s independent directors with the benefit of independent legal advice from Fasken Martineau DuMoulin LLP, independent financial advice from TD Securities Inc. [“TD”] and an independent valuation prepared by PricewaterhouseCoopers LLP [“PwC”]. The purchase price represents the midpoint of the valuation range determined by PwC and TD delivered a fairness opinion to the independent directors to the effect that the transaction is fair, from a financial point of view, to the Company.

Prior to the acquisition, the Company held the remaining 73% non-controlling interest in E-Car and accounted for this investment using the equity method of accounting.

The incremental investment in E-Car was accounted for under the business acquisition method of accounting as a step acquisition. The estimated fair value of Magna’s partnership interest immediately before the closing date was $205 million, which resulted in the recognition of a non-cash gain of $153 million [$125 million after tax].

For the year ended December 31, 2011

During 2011, five excess corporate real estate assets were sold to entities associated with the Company’s Founder and Honorary Chairman, Mr. Stronach and/or the Company’s former Co-Chief Executive Officer, Siegfried Wolf. Based on the appraisals obtained by the former Corporate Governance and Compensation Committee, the appraised fair value range for the properties was less than their carrying value and, accordingly, the Company recorded a $9 million impairment charge in the first quarter of 2011. The sales were approved by the independent members of Magna’s Board of Directors based on the recommendations of the former Corporate Governance and Compensation Committee and were completed during 2011.

During the second quarter of 2011, the Company sold its 40% non-controlling interest in an equity accounted investment for proceeds of $151 million [Cdn$147 million] and recognized a $10 million gain on disposal.

For the year ended December 31, 2010

On August 31, 2010, following approval by the Company’s former Class A Subordinate Voting and Class B Shareholders, the Company completed a court-approved plan of arrangement [the “Arrangement”] in which its dual-class share structure was collapsed. In addition, the transaction: [i] set a declining fee schedule for the consulting, business development and business services contracts Magna has in place with its former Chairman, Frank Stronach and his affiliated entities and a termination date of December 31, 2014; and [ii] established a partnership with the Stronach Group to pursue opportunities in the vehicle electrification business.

E-Car, involved the engineering, development and integration of electric vehicles of any type, the development, testing and manufacturing of batteries and battery packs for hybrid and electric vehicles and all ancillary activities in connection with electric vehicle technologies. Magna’s original investment in the partnership included the assets of the Company’s recently established E-Car Systems vehicle electrification and battery business unit, certain other vehicle electrification assets, and $145 million in cash. On August 31, 2010, the Stronach Group invested $80 million in cash for a 27% controlling equity interest in the partnership, reducing Magna’s equity interest to 73%. The Company had no obligation to make additional investments in E-Car under the terms of the E-Car partnership agreement. For accounting purposes, the partnership was a variable interest entity. Magna was not considered the primary beneficiary; and as a result, the Company’s interest in E-Car was accounted for using the equity method. As a result of deconsolidating the E-Car partnership, the Company showed a reduction of cash of $91 million representing the cash in the partnership at August 31, 2010. In addition, the Company recorded its investment in E-Car at its fair value and recognized a $16 million gain in income.